Accounts Receivable Net - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	19	34	30
Doubtful account expense (Purchased services and other)	3	2	5
Cash receipts from financial institutions			220
Effective interest rate on receivable from a financial institution			5.883%